Commitments, third-party guarantees, contingent assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Commitments, third-party guarantees, contingent assets and liabilities [Abstract]
Contractual obligations
The following tables show the breakdown of the third-party commitments and contractual obligations as of December 31, 2022 and 2021:

2022	Total	2023	2024 and 2025	2026 and 2027	Subsequent

Corporate debt (Note 14)	1,017,200	16,697	149,111	456,332	395,060
Loans with credit institutions (project debt) (Note 15)	3,595,671	273,556	666,875	755,269	1,899,972
Notes and bonds (project debt) (Note 15)	957,381	52,978	99,776	108,129	696,497
Purchase commitments*	823,856	96,847	154,344	107,909	464,755
Accrued interest estimate during the useful life of loans	1,821,915	264,626	477,936	383,347	696,006

2021	Total	2022	2023 and 2024	2025 and 2026	Subsequent

Corporate debt (Note 14)	1,023,071	27,881	11,989	433,232	549,969
Loans with credit institutions (project debt) (Note 15)	4,010,825	289,755	624,633	801,713	2,294,724
Notes and bonds (project debt) (Note 15)	1,025,368	45,650	100,850	108,512	770,355
Purchase commitments*	1,570,831	79,261	191,171	159,297	1,141,102
Accrued interest estimate during the useful life of loans	2,029,376	267,645	497,587	427,159	836,985